SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	The Company has evaluated subsequent events through May 14, 2021, the date the financial statements were available to be issued.

On February 25, 2021, the Company announced the acquisition of substantially all of the assets of the Lowell Herb Co. and Lowell Smokes trademark brands, product portfolio, and production assets from The Hacienda Company, LLC, a California limited liability company (“Hacienda”). Lowell Herb Co. is a leading California cannabis brand that manufactures and distributes distinctive and highly regarded premium packaged flower, pre-roll, concentrates, and vape products. The acquisition was valued at approximately $39 million, comprised of $4.1 million in cash and the issuance of 22,643,678 subordinate voting shares. Hacienda has agreed to continue to produce Lowell products for an interim period for the account of the Company pending completion of the transfer of certain regulatory assets. In connection with this acquisition, the Company completed a change in its corporate name to Lowell Farms Inc effective March 1, 2021.

The Company has evaluated subsequent events through April 12, 2021, the date the financial statements were available to be issued.

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

VALUATION AND QUALIFYING ACCOUNTS

Three Years Ended December 31, 2020

		Additions
	Balance	Charged to	(Deductions)	Balance
	Beginning	Costs and	Recoveries/	End of
(in thousands)	of Year	Expenses	Other(1)	Year
Allowance for doubtful accounts:
Year Ended December 31, 2020	$2,595	$1,195	$(2,401)	$1,389
Year Ended December 31, 2019	$250	$2,346	$(1)	$2,595
Year Ended December 31, 2018	$165	$175	$(90)	$250

(1) Consists of recoveries, less deductions representing receivables written off as uncollectible.